Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details Narrative) - BRL (R$) R$ in Thousands				1 Months Ended		12 Months Ended
	Jul. 04, 2023	Feb. 27, 2023	May 17, 2022	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Jandaira Complex Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Loan amount			R$ 49,400
Loan transferred			R$ 49,087
Financial income						R$ 4,327	R$ 1,313
U E G Araucaria Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Loan amount	R$ 49,500
Loan transferred					R$ 15,000
Financial income				R$ 20,000		410
Copel D I S Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Loan amount		R$ 400,000
Loan transferred		R$ 233,000
Financial income						R$ 9,659